SCHEDULE OF FEDERAL INCOME TAX (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current operations	$ 3,973,581	$ 1,921,040	$ 2,911,163	$ 1,569,830
Less: valuation allowance	(3,973,581)	(1,921,040)	(2,911,163)	(1,569,830)
Net provision for federal income taxes